Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
NOTE 8. NET INCOME (LOSS) PER SHARE
The Business Combination was accounted for as a reverse recapitalization by which CMG issued equity for the net assets of the Company accompanied by a recapitalization. Earnings per share have been recast for all historical periods to reflect the Company’s capital structure for all comparative periods.
The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted-average number of common share outstanding for the period subsequent to the transactions that occurred in connection with the Business Combination (
in thousands, except share and per share data
):

	Three Months Ended March 31,
	2022	2021
Net (loss) income attributable to CareMax, Inc. class A common stockholders	$(16,797)	$1,302
Weighted average basic shares outstanding	87,367,972	10,796,069
Weighted average diluted shares outstanding	87,367,972	10,796,069
Net (loss) income per share
Basic	$(0.19)	$0.12
Diluted	$(0.19)	$0.12
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive or because issuance of shares underlying such securities is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	Three Months Ended March 31,
	2022	2021
Series A Warrants and Series B Warrants	8,000	—
Public and Private Warrants	5,792	—
Earnout Shares	3,200	—
Unvested restricted stock units	1,162	—
Unvested performance stock units	66	—
Unvested options	131	—

Total	18,351	—

NOTE 9. NET INCOME (LOSS) PER SHARE
The Business Combination was accounted for as a reverse recapitalization by which CMG issued equity for the net assets of the Company accompanied by a recapitalization. Earnings per share has been recast for all historical periods to reflect the Company’s capital structure for all comparative periods.
The Earnout Shares are excluded from the computation of basic net income (loss) per share until the conditions to trigger the issuance of the Earnout Shares have been satisfied. During the twelve months ended December 31, 2021, the first tranche of Earnout Shares totaling 3,200,000 shares of Class A Common Stock were issued to the CMG Sellers and IMC Parent, and such shares are included in the computation of basic net income (loss) per share from the date of issuance for the twelve months ended December 31, 2021. The remaining Earnout Shares totaling
3,200,000
shares were excluded from the computation of basic net income (loss) per share for the twelve months ended December
31
,
2021
as the conditions to trigger the issuance of the Earnout Shares had not been satisfied as of December
31
,
2021
.
The Company excluded the effect of the Public Warrants and the Private Placement Warrants from the computation of diluted net income (loss) per share in the twelve months ended December 31, 2021 as their inclusion would have been anti-dilutive because the Company was in a loss position for the period.
The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of common share outstanding for the period subsequent to the transactions that occurred in connection with the Business Combination (
in thousands, except share and per share data
):

	Twelve Months Ended December 31,
	2021	2020
Net (loss) income attributable to CareMax, Inc. Class A common stockholders	$(6,675)	$7,601

Weighted average basic shares outstanding	52,620,980	10,796,069
Weighted average diluted shares outstanding	52,620,980	10,796,069
Net (loss) income per share
Basic	$(0.13)	$0.70
Diluted	$(0.13)	$0.70